Document and Entity Information	3 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Crown City Pictures, INC.
Document Type	10-Q
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Entity Central Index Key	0001205332
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	31,242,175
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2